Reclamation and Remediation Provision (Tables)	12 Months Ended
Dec. 31, 2025
Reclamation and Remediation Provision [abstract]
Schedule of Reclamation and Remediation Provision
	As at December 31,
	2025	2024
Balance, beginning of year	$15,447	$16,299
Accretion	327	304
Change in estimates	1,069	(1,156)
Balance at the end of the year	16,843	15,447